NATIONWIDE

VARIABLE

ACCOUNT-B

Annual Report

to

Contract Owners

December 31, 2015

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide VA Separate Account-B:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-B (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
Stock Index Fund, Inc. - Initial Shares (DSIF)
135,166 shares (cost $4,474,470)	$5,868,895
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
4,820 shares (cost $156,616)	185,846
Mid Cap Value Portfolio: Class 1 (JPMMV1)
31,457 shares (cost $330,684)	320,543
Forty Portfolio: Service Shares (JACAS)
14,148 shares (cost $507,912)	496,318
Global Technology Portfolio: Service Shares (JAGTS)
114,434 shares (cost $1,015,132)	886,864
Overseas Portfolio: Service Shares (JAIGS)
3,753 shares (cost $133,913)	104,476
Emerging Markets Debt Portfolio - Class I (MSEM)
786 shares (cost $6,461)	5,854
U.S. Real Estate Portfolio - Class I (MSVRE)
51,517 shares (cost $604,796)	1,044,763
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
85,100 shares (cost $1,323,812)	1,311,389
NVIT Emerging Markets Fund - Class I (GEM)
34,631 shares (cost $401,343)	317,219
NVIT International Equity Fund - Class I (GIG)
144,759 shares (cost $1,544,807)	1,381,000
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
9,337 shares (cost $97,947)	84,496
NVIT Core Bond Fund - Class I (NVCBD1)
98,695 shares (cost $1,085,186)	1,032,355
NVIT Nationwide Fund - Class I (TRF)
243,372 shares (cost $3,052,375)	3,545,927
NVIT Government Bond Fund - Class I (GBF)
135,678 shares (cost $1,574,056)	1,473,465
American Century NVIT Growth Fund - Class I (CAF)
22,130 shares (cost $307,749)	449,233
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
15,422 shares (cost $171,089)	194,465
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
19,483 shares (cost $203,846)	193,271
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
79,694 shares (cost $1,015,391)	999,360
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
17,675 shares (cost $192,678)	234,897
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
38,857 shares (cost $432,467)	430,534
NVIT Mid Cap Index Fund - Class I (MCIF)
114,821 shares (cost $2,653,268)	2,577,721
NVIT Money Market Fund - Class I (SAM)
3,508,390 shares (cost $3,508,390)	3,508,390
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
26,515 shares (cost $316,570)	272,047
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
41,694 shares (cost $469,640)	393,591
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
35,254 shares (cost $396,566)	444,911

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
16,749 shares (cost $162,964)	166,823
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
17,599 shares (cost $216,132)	189,185
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
16,982 shares (cost $193,734)	170,836
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
17,042 shares (cost $357,713)	312,888
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
82,432 shares (cost $1,049,976)	1,086,451
NVIT Multi-Manager Small Company Fund - Class I (SCF)
69,619 shares (cost $1,180,681)	1,433,460
NVIT Multi-Sector Bond Fund - Class I (MSBF)
287,597 shares (cost $2,658,559)	2,496,343
NVIT Large Cap Growth Fund - Class I (NVOLG1)
290,997 shares (cost $4,966,852)	5,817,036
Invesco NVIT Comstock Value Fund - Class II (EIF2)
31,473 shares (cost $390,265)	478,077
NVIT Real Estate Fund - Class I (NVRE1)
165,913 shares (cost $1,371,805)	1,076,775
VP Balanced Fund - Class I (ACVB)
109,284 shares (cost $778,592)	757,341
VP Capital Appreciation Fund - Class I (ACVCA)
34,100 shares (cost $504,936)	512,175
VP Income & Growth Fund - Class I (ACVIG)
45,204 shares (cost $353,523)	387,399
VP Inflation Protection Fund - Class II (ACVIP2)
43,012 shares (cost $488,644)	427,537
VP International Fund - Class I (ACVI)
48,006 shares (cost $457,032)	481,021
VP Ultra(R) Fund - Class I (ACVU1)
3,595 shares (cost $41,537)	55,620
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
9,875 shares (cost $177,629)	165,014
Appreciation Portfolio - Initial Shares (DCAP)
19,894 shares (cost $824,861)	899,824
Growth and Income Portfolio - Initial Shares (DGI)
6,801 shares (cost $162,242)	203,898
Quality Bond Fund II - Primary Shares (FQB)
49,206 shares (cost $566,670)	539,791
Equity-Income Portfolio - Initial Class (FEIP)
207,829 shares (cost $3,986,960)	4,252,186
High Income Portfolio - Initial Class (FHIP)
605,619 shares (cost $3,385,371)	2,997,816
VIP Asset Manager Portfolio - Initial Class (FAMP)
152,960 shares (cost $2,228,257)	2,410,651
VIP Growth Portfolio - Initial Class (FGP)
42,865 shares (cost $1,770,505)	2,818,355
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
169,249 shares (cost $2,196,500)	2,071,609
VIP Overseas Portfolio - Initial Class (FOP)
39,479 shares (cost $762,192)	753,256
VIP Value Strategies Portfolio - Service Class (FVSS)
16,727 shares (cost $179,429)	242,878
Short Duration Bond Portfolio - I Class Shares (AMTB)
74,395 shares (cost $802,122)	782,638
Guardian Portfolio - I Class Shares (AMGP)
9,166 shares (cost $184,190)	153,077
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
10,241 shares (cost $242,840)	232,775

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
57,540 shares (cost $571,810)	758,956
Socially Responsive Portfolio - I Class Shares (AMSRS)
2,359 shares (cost $41,791)	50,626
Capital Income Fund/VA - Non-Service Shares (OVMS)
41,785 shares (cost $469,916)	604,213
Core Bond Fund/VA - Non-Service Shares (OVB)
115,788 shares (cost $991,453)	892,728
Global Securities Fund/VA - Non-Service Shares (OVGS)
66,655 shares (cost $2,495,059)	2,532,903
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
6,483 shares (cost $161,123)	189,553
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2,991 shares (cost $214,799)	229,835
Health Sciences Portfolio - II (TRHS2)
37,120 shares (cost $1,453,526)	1,398,315
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
1,491 shares (cost $43,432)	24,377
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
17,778 shares (cost $193,672)	135,647
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
104,549 shares (cost $1,284,758)	1,097,766
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
19,367 shares (cost $582,376)	326,919
Advantage VT Discovery Fund (SVDF)
9,709 shares (cost $271,660)	252,349
Advantage VT Opportunity Fund - Class 2 (SVOF)
68,976 shares (cost $1,269,979)	1,727,851

Total Investments	$72,352,603
Accounts Receivable - Emerging Markets Debt Portfolio - Class I (MSEM)	14
Accounts Receivable - VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	7
Accounts Payable	(697)

$72,351,927

Contract Owners’ Equity:
Accumulation units	72,275,130
Contracts in payout (annuitization) period (note 1f)	76,797

Total Contract Owners’ Equity (note 5)	$72,351,927

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	DSIF	DSRG	JPMMV1	JACAS	JAGTS	JAIGS	MSEM
Reinvested dividends	$1,186,666	114,780	1,982	3,447	5,744	7,040	622	319
Mortality and expense risk charges (note 2)	(1,142,998)	(93,607)	(2,843)	(5,230)	(6,839)	(10,107)	(1,875)	(87)

Net investment income (loss)	43,668	21,173	(861)	(1,783)	(1,095)	(3,067)	(1,253)	232

Realized gain (loss) on investments	3,192,457	774,661	10,884	60,654	4,384	730	(11,369)	3
Change in unrealized gain (loss) on investments	(9,055,810)	(988,251)	(43,747)	(100,773)	(49,230)	(132,572)	(2,245)	(387)

Net gain (loss) on investments	(5,863,353)	(213,590)	(32,863)	(40,119)	(44,846)	(131,842)	(13,614)	(384)

Reinvested capital gains	4,214,042	191,317	24,862	26,339	89,918	115,967	3,822	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,605,643)	(1,100)	(8,862)	(15,563)	43,977	(18,942)	(11,045)	(152)

Investment Activity:	MSVRE	NVAMV1	GEM	GIG	NVNMO1	NVCBD1	TRF	GBF
Reinvested dividends	$15,541	34,515	3,052	7,450	684	31,640	44,637	26,553
Mortality and expense risk charges (note 2)	(16,669)	(24,113)	(8,242)	(21,254)	(1,334)	(17,248)	(55,542)	(22,721)

Net investment income (loss)	(1,128)	10,402	(5,190)	(13,804)	(650)	14,392	(10,905)	3,832

Realized gain (loss) on investments	86,927	146,269	(26,309)	(2,489)	1,534	11,074	297,079	(20,681)
Change in unrealized gain (loss) on investments	(78,077)	(429,369)	(32,483)	(112,105)	(10,271)	(41,202)	(283,076)	(5,044)

Net gain (loss) on investments	8,850	(283,100)	(58,792)	(114,594)	(8,737)	(30,128)	14,003	(25,725)

Reinvested capital gains	-	187,006	-	54,717	7,591	4,672	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,722	(85,692)	(63,982)	(73,681)	(1,796)	(11,064)	3,098	(21,893)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	CAF	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM
Reinvested dividends	$1,614	2,861	3,400	16,640	3,599	7,392	31,297	-
Mortality and expense risk charges (note 2)	(6,845)	(3,154)	(3,087)	(19,556)	(3,626)	(6,613)	(39,285)	(50,721)

Net investment income (loss)	(5,231)	(293)	313	(2,916)	(27)	779	(7,988)	(50,721)

Realized gain (loss) on investments	45,148	22,657	499	164,856	5,845	7,911	106,362	-
Change in unrealized gain (loss) on investments	(82,300)	(24,684)	(9,822)	(183,844)	(15,164)	(36,921)	(444,171)	-

Net gain (loss) on investments	(37,152)	(2,027)	(9,323)	(18,988)	(9,319)	(29,010)	(337,809)	-

Reinvested capital gains	56,502	-	6,862	41,823	4,552	22,581	193,549	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,119	(2,320)	(2,148)	19,919	(4,794)	(5,650)	(152,248)	(50,721)

Investment Activity:	NVMIG1	GVDIVI	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF	SCVF
Reinvested dividends	$2,041	5,292	2,127	2,220	-	2,146	-	8,071
Mortality and expense risk charges (note 2)	(3,888)	(6,141)	(6,566)	(2,548)	(6,951)	(3,173)	(4,736)	(20,472)

Net investment income (loss)	(1,847)	(849)	(4,439)	(328)	(6,951)	(1,027)	(4,736)	(12,401)

Realized gain (loss) on investments	(1,099)	(2,188)	6,945	936	(15,143)	(8,802)	11,691	381,359
Change in unrealized gain (loss) on investments	(23,878)	(28,992)	(32,842)	(27,564)	76,855	(13,570)	(54,521)	(556,619)

Net gain (loss) on investments	(24,977)	(31,180)	(25,897)	(26,628)	61,712	(22,372)	(42,830)	(175,260)

Reinvested capital gains	16,770	-	37,753	18,976	28,792	19,854	42,621	120,169

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,054)	(32,029)	7,417	(7,980)	83,553	(3,545)	(4,945)	(67,492)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	SCF	MSBF	NVOLG1	EIF2	NVRE1	ACVB	ACVCA	ACVIG
Reinvested dividends	$5,763	51,165	37,547	8,222	30,576	14,604	-	9,110
Mortality and expense risk charges (note 2)	(23,591)	(37,970)	(91,165)	(7,677)	(13,578)	(12,423)	(7,905)	(6,417)

Net investment income (loss)	(17,828)	13,195	(53,618)	545	16,998	2,181	(7,905)	2,693

Realized gain (loss) on investments	174,939	(23,236)	435,180	11,752	(29,023)	22,299	16,359	27,894
Change in unrealized gain (loss) on investments	(356,232)	(109,689)	(1,059,682)	(53,721)	(281,376)	(140,358)	(40,490)	(99,295)

Net gain (loss) on investments	(181,293)	(132,925)	(624,502)	(41,969)	(310,399)	(118,059)	(24,131)	(71,401)

Reinvested capital gains	158,114	-	907,057	-	167,708	81,482	35,609	38,490

Net increase (decrease) in contract owners’ equity resulting from operations	$(41,007)	(119,730)	228,937	(41,424)	(125,693)	(34,396)	3,573	(30,218)

Investment Activity:	ACVIP2	ACVI	ACVU1	DVSCS	DCAP	DGI	FQB	FEIP
Reinvested dividends	$8,482	1,225	266	1,157	15,916	1,782	22,788	143,400
Mortality and expense risk charges (note 2)	(6,347)	(6,174)	(855)	(2,457)	(13,723)	(3,041)	(8,645)	(68,920)

Net investment income (loss)	2,135	(4,949)	(589)	(1,300)	2,193	(1,259)	14,143	74,480

Realized gain (loss) on investments	(10,865)	3,836	2,533	(404)	35,369	9,354	1,062	9,412
Change in unrealized gain (loss) on investments	(7,380)	(17,414)	(4,789)	(15,699)	(120,047)	(26,794)	(24,075)	(775,707)

Net gain (loss) on investments	(18,245)	(13,578)	(2,256)	(16,103)	(84,678)	(17,440)	(23,013)	(766,295)

Reinvested capital gains	-	-	5,721	10,311	44,087	18,619	-	452,449

Net increase (decrease) in contract owners’ equity resulting from operations	$(16,110)	(18,527)	2,876	(7,092)	(38,398)	(80)	(8,870)	(239,366)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FHIP	FAMP	FGP	FIGBS	FOP	FVSS	AMTB	AMGP
Reinvested dividends	$211,228	39,653	7,692	53,770	10,578	2,698	11,691	1,189
Mortality and expense risk charges (note 2)	(51,111)	(37,712)	(43,818)	(31,746)	(10,191)	(3,781)	(12,419)	(2,464)

Net investment income (loss)	160,117	1,941	(36,126)	22,024	387	(1,083)	(728)	(1,275)

Realized gain (loss) on investments	(244,335)	24,789	161,482	(11,410)	30,377	2,363	(2,246)	3,577
Change in unrealized gain (loss) on investments	(94,275)	(234,006)	(52,981)	(58,306)	(42,091)	(12,815)	(7,399)	(54,092)

Net gain (loss) on investments	(338,610)	(209,217)	108,501	(69,716)	(11,714)	(10,452)	(9,645)	(50,515)

Reinvested capital gains	-	181,156	94,000	1,738	781	202	-	41,518

Net increase (decrease) in contract owners’ equity resulting from operations	$(178,493)	(26,120)	166,375	(45,954)	(10,546)	(11,333)	(10,373)	(10,272)

Investment Activity:	AMCG	AMTP	AMSRS	OVMS	OVB	OVGS	OVGI	OVAG
Reinvested dividends	$-	6,415	298	14,151	37,755	34,709	1,839	-
Mortality and expense risk charges (note 2)	(522)	(13,207)	(773)	(9,142)	(13,629)	(38,688)	(2,890)	(5,664)

Net investment income (loss)	(522)	(6,792)	(475)	5,009	24,126	(3,979)	(1,051)	(5,664)

Realized gain (loss) on investments	(64)	97,156	1,364	2,316	(46,406)	62,629	12,775	99,051
Change in unrealized gain (loss) on investments	(10,065)	(274,059)	(6,573)	(11,088)	18,694	(172,786)	(38,092)	(110,454)

Net gain (loss) on investments	(10,129)	(176,903)	(5,209)	(8,772)	(27,712)	(110,157)	(25,317)	(11,403)

Reinvested capital gains	-	64,825	4,712	-	-	173,037	30,021	35,809

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,651)	(118,870)	(972)	(3,763)	(3,586)	58,901	3,653	18,742

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	TRHS2	VWHAS	VWBF	VWEM	VWHA	SVDF	SVOF	FOPR
Reinvested dividends	$-	9	9,602	1,386	148	-	2,377	-
Mortality and expense risk charges (note 2)	(17,552)	(433)	(2,175)	(15,001)	(6,851)	(4,002)	(27,402)	(933)

Net investment income (loss)	(17,552)	(424)	7,427	(13,615)	(6,703)	(4,002)	(25,025)	(933)

Realized gain (loss) on investments	18,846	(6,639)	(1,865)	3,702	(14,881)	4,088	32,219	44,766
Change in unrealized gain (loss) on investments	(102,052)	(4,699)	(28,371)	(210,166)	(155,387)	(47,442)	(276,740)	(27,051)

Net gain (loss) on investments	(83,206)	(11,338)	(30,236)	(206,464)	(170,268)	(43,354)	(244,521)	17,715

Reinvested capital gains	105,443	-	-	13,672	-	40,157	190,309	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,685	(11,762)	(22,809)	(206,407)	(176,971)	(7,199)	(79,237)	16,782

Investment Activity:	ACVI3	AMTG
Reinvested dividends	$769	-
Mortality and expense risk charges (note 2)	(1,783)	(3,148)

Net investment income (loss)	(1,014)	(3,148)

Realized gain (loss) on investments	60,184	111,830
Change in unrealized gain (loss) on investments	(43,991)	(99,906)

Net gain (loss) on investments	16,193	11,924

Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,179	8,776

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		DSIF		DSRG		JPMMV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$43,668	132,772	21,173	20,309	(861)	(898)	(1,783)	(2,903)
Realized gain (loss) on investments	3,192,457	3,403,137	774,661	337,367	10,884	21,841	60,654	66,361
Change in unrealized gain (loss) on investments	(9,055,810)	(2,272,053)	(988,251)	320,519	(43,747)	(12,345)	(100,773)	(31,178)
Reinvested capital gains	4,214,042	2,893,271	191,317	76,192	24,862	15,040	26,339	33,471

Net increase (decrease) in contract owners’ equity resulting from operations	(1,605,643)	4,157,127	(1,100)	754,387	(8,862)	23,638	(15,563)	65,751

Equity transactions:
Purchase payments received from contract owners (note 3)	694,157	814,612	30,943	23,902	-	-	-	427
Transfers between funds	-	-	(91,556)	343,254	618	(28,545)	(188,504)	(4,980)
Redemptions (note 3)	(9,478,208)	(8,145,306)	(1,295,467)	(369,124)	(21,154)	(19,277)	(17,202)	(9,111)
Annuity benefits	(14,023)	(13,795)	(95)	(91)	-	-	-	-
Adjustments to maintain reserves	(236)	123	(3)	28	(11)	6	2	(3)

Net equity transactions	(8,798,310)	(7,344,366)	(1,356,178)	(2,031)	(20,547)	(47,816)	(205,704)	(13,667)

Net change in contract owners’ equity	(10,403,953)	(3,187,239)	(1,357,278)	752,356	(29,409)	(24,178)	(221,267)	52,084
Contract owners’ equity beginning of period	82,755,880	85,943,119	7,226,182	6,473,826	215,262	239,440	541,810	489,726

Contract owners’ equity end of period	$72,351,927	82,755,880	5,868,904	7,226,182	185,853	215,262	320,543	541,810

CHANGES IN UNITS:
Beginning units	3,815,166	4,129,150	218,051	218,359	8,199	10,197	21,552	22,098
Units purchased	977,821	1,232,303	3,230	19,450	44	3	475	9,113
Units redeemed	(1,299,884)	(1,546,287)	(43,551)	(19,758)	(822)	(2,001)	(8,736)	(9,659)

Ending units	3,493,103	3,815,166	177,730	218,051	7,421	8,199	13,291	21,552

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JACAS		JAGTS		JAIGS		MSEM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,095)	(5,999)	(3,067)	(1,422)	(1,253)	6,984	232	935
Realized gain (loss) on investments	4,384	13,785	730	16,826	(11,369)	(4,201)	3	1,860
Change in unrealized gain (loss) on investments	(49,230)	(107,079)	(132,572)	(13,729)	(2,245)	(39,323)	(387)	(1,774)
Reinvested capital gains	89,918	126,802	115,967	5,756	3,822	11,881	-	156

Net increase (decrease) in contract owners’ equity resulting from operations	43,977	27,509	(18,942)	7,431	(11,045)	(24,659)	(152)	1,177

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	4,716	-	-
Transfers between funds	54,963	(12,940)	846,068	(2,855)	(6,640)	13,911	-	-
Redemptions (note 3)	(24,700)	(38,847)	(12,573)	(4,857)	(26,806)	(48,445)	-	(15,059)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	9	(9)	2	(3)	(7)	(3)	(1)	(12)

Net equity transactions	30,272	(51,796)	833,497	(7,715)	(33,453)	(29,821)	(1)	(15,071)

Net change in contract owners’ equity	74,249	(24,287)	814,555	(284)	(44,498)	(54,480)	(153)	(13,894)
Contract owners’ equity beginning of period	422,067	446,354	72,305	72,589	148,970	203,450	5,993	19,887

Contract owners’ equity end of period	$496,316	422,067	886,860	72,305	104,472	148,970	5,840	5,993

CHANGES IN UNITS:
Beginning units	29,742	33,621	9,395	10,164	12,549	14,847	235	791
Units purchased	3,641	31	107,257	7,686	-	1,322	-	-
Units redeemed	(1,680)	(3,910)	(4,914)	(8,455)	(2,756)	(3,620)	-	(556)

Ending units	31,703	29,742	111,738	9,395	9,793	12,549	235	235

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSVRE		NVAMV1		GEM		GIG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,128)	(136)	10,402	10,691	(5,190)	(1,968)	(13,804)	9,199
Realized gain (loss) on investments	86,927	40,479	146,269	45,816	(26,309)	5,661	(2,489)	7,203
Change in unrealized gain (loss) on investments	(78,077)	240,786	(429,369)	(63,632)	(32,483)	(51,641)	(112,105)	(51,702)
Reinvested capital gains	-	-	187,006	214,979	-	-	54,717	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,722	281,129	(85,692)	207,854	(63,982)	(47,948)	(73,681)	(35,300)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	10,872	-	1,314	-	-	-	-
Transfers between funds	(45,978)	4,001	(74,946)	52,306	(832,247)	1,381,131	367,474	1,259,928
Redemptions (note 3)	(154,995)	(104,211)	(492,883)	(114,837)	(27,875)	(91,859)	(87,715)	(49,705)
Annuity benefits	-	-	(4,278)	(4,238)	-	-	-	-
Adjustments to maintain reserves	(99)	67	(22)	(3)	(8)	(4)	(9)	(3)

Net equity transactions	(201,072)	(89,271)	(572,129)	(65,458)	(860,130)	1,289,268	279,750	1,210,220

Net change in contract owners’ equity	(193,350)	191,858	(657,821)	142,396	(924,112)	1,241,320	206,069	1,174,920
Contract owners’ equity beginning of period	1,238,030	1,046,172	1,969,148	1,826,752	1,241,320	-	1,174,920	-

Contract owners’ equity end of period	$1,044,680	1,238,030	1,311,327	1,969,148	317,208	1,241,320	1,380,989	1,174,920

CHANGES IN UNITS:
Beginning units	19,302	20,853	85,898	88,677	59,690	-	87,331	-
Units purchased	148	421	696	3,345	2,819	66,860	28,388	103,571
Units redeemed	(3,273)	(1,972)	(26,129)	(6,124)	(44,084)	(7,170)	(8,276)	(16,240)

Ending units	16,177	19,302	60,465	85,898	18,425	59,690	107,443	87,331

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVNMO1		NVCBD1		TRF		GBF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(650)	(601)	14,392	22,862	(10,905)	(12,742)	3,832	8,811
Realized gain (loss) on investments	1,534	5,330	11,074	(10,368)	297,079	100,523	(20,681)	(35,769)
Change in unrealized gain (loss) on investments	(10,271)	(17,828)	(41,202)	37,935	(283,076)	343,913	(5,044)	81,777
Reinvested capital gains	7,591	16,599	4,672	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,796)	3,500	(11,064)	50,429	3,098	431,694	(21,893)	54,819

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	8,000	-	8,618	615
Transfers between funds	(17,752)	(41,742)	(599,322)	606,452	(730,578)	(19,662)	(22,734)	14,612
Redemptions (note 3)	(1,956)	(1,144)	(61,688)	(107,830)	(121,913)	(163,128)	(206,083)	(149,727)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(1)	6	(1)	3	(13)	16	(4)	9

Net equity transactions	(19,709)	(42,880)	(661,011)	498,625	(844,504)	(182,774)	(220,203)	(134,491)

Net change in contract owners’ equity	(21,505)	(39,380)	(672,075)	549,054	(841,406)	248,920	(242,096)	(79,672)
Contract owners’ equity beginning of period	105,996	145,376	1,704,428	1,155,374	4,387,323	4,138,403	1,715,556	1,795,228

Contract owners’ equity end of period	$84,491	105,996	1,032,353	1,704,428	3,545,917	4,387,323	1,473,460	1,715,556

CHANGES IN UNITS:
Beginning units	4,673	6,734	138,431	97,153	161,204	168,058	90,895	98,020
Units purchased	-	-	11,786	90,608	300	793	2,191	19,840
Units redeemed	(852)	(2,061)	(64,520)	(49,330)	(30,524)	(7,647)	(13,783)	(26,965)

Ending units	3,821	4,673	85,697	138,431	130,980	161,204	79,303	90,895

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	CAF		GVIDA		GVIDC		GVIDM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(5,231)	(5,327)	(293)	513	313	516	(2,916)	5,674
Realized gain (loss) on investments	45,148	20,355	22,657	8,376	499	1,832	164,856	77,942
Change in unrealized gain (loss) on investments	(82,300)	29,857	(24,684)	788	(9,822)	(4,000)	(183,844)	1,289
Reinvested capital gains	56,502	-	-	-	6,862	8,276	41,823	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,119	44,885	(2,320)	9,677	(2,148)	6,624	19,919	84,905

Equity transactions:
Purchase payments received from contract owners (note 3)	-	6,613	-	-	-	-	-	-
Transfers between funds	16,309	(2,694)	-	23,023	-	(767)	(1,343,634)	(61,616)
Redemptions (note 3)	(78,812)	(29,562)	(84,982)	(11,278)	(39,987)	(22,035)	(74,626)	(113,817)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	7	(26)	(16)	12	(12)	5	9	(4)

Net equity transactions	(62,496)	(25,669)	(84,998)	11,757	(39,999)	(22,797)	(1,418,251)	(175,437)

Net change in contract owners’ equity	(48,377)	19,216	(87,318)	21,434	(42,147)	(16,173)	(1,398,332)	(90,532)
Contract owners’ equity beginning of period	497,599	478,383	281,773	260,339	235,403	251,576	2,397,698	2,488,230

Contract owners’ equity end of period	$449,222	497,599	194,455	281,773	193,256	235,403	999,366	2,397,698

CHANGES IN UNITS:
Beginning units	25,611	27,013	14,839	14,185	16,936	18,532	140,981	151,653
Units purchased	930	353	-	1,748	-	2,525	1,685	8,529
Units redeemed	(4,127)	(1,755)	(4,343)	(1,094)	(2,864)	(4,121)	(82,841)	(19,201)

Ending units	22,414	25,611	10,496	14,839	14,072	16,936	59,825	140,981

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVDMA		GVDMC		MCIF		SAM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(27)	(631)	779	609	(7,988)	(6,655)	(50,721)	(54,339)
Realized gain (loss) on investments	5,845	60,508	7,911	25,409	106,362	80,818	-	-
Change in unrealized gain (loss) on investments	(15,164)	(46,931)	(36,921)	(22,087)	(444,171)	(37,752)	-	-
Reinvested capital gains	4,552	-	22,581	11,494	193,549	104,577	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,794)	12,946	(5,650)	15,425	(152,248)	140,988	(50,721)	(54,339)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	533,131	536,326
Transfers between funds	-	(185,856)	(33,017)	33,069	900,231	85,109	672,461	235,480
Redemptions (note 3)	(15,519)	(9,281)	(10,714)	(139,894)	(229,188)	(112,048)	(880,404)	(975,947)
Annuity benefits	-	-	-	-	(57)	(56)	(33)	(34)
Adjustments to maintain reserves	(16)	(3)	(5)	5	(2)	31	(5)	(4)

Net equity transactions	(15,535)	(195,140)	(43,736)	(106,820)	670,984	(26,964)	325,150	(204,179)

Net change in contract owners’ equity	(20,329)	(182,194)	(49,386)	(91,395)	518,736	114,024	274,429	(258,518)
Contract owners’ equity beginning of period	255,211	437,405	479,917	571,312	2,058,992	1,944,968	3,233,960	3,492,478

Contract owners’ equity end of period	$234,882	255,211	430,531	479,917	2,577,728	2,058,992	3,508,389	3,233,960

CHANGES IN UNITS:
Beginning units	13,942	24,716	30,527	37,511	76,872	78,303	270,731	288,132
Units purchased	-	-	-	2,743	39,578	11,001	352,016	405,514
Units redeemed	(826)	(10,774)	(2,730)	(9,727)	(16,248)	(12,432)	(324,716)	(422,915)

Ending units	13,116	13,942	27,797	30,527	100,202	76,872	298,031	270,731

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMIG1		GVDIVI		NVMLG1		NVMLV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,847)	405	(849)	3,306	(4,439)	(4,193)	(328)	(421)
Realized gain (loss) on investments	(1,099)	(208)	(2,188)	(37)	6,945	28,844	936	9,717
Change in unrealized gain (loss) on investments	(23,878)	(20,645)	(28,992)	(47,057)	(32,842)	(18,590)	(27,564)	(10,510)
Reinvested capital gains	16,770	9,829	-	-	37,753	29,170	18,976	16,510

Net increase (decrease) in contract owners’ equity resulting from operations	(10,054)	(10,619)	(32,029)	(43,788)	7,417	35,231	(7,980)	15,296

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	109,988	200,413	95,160	407,649	34,101	(45,014)	-	20,823
Redemptions (note 3)	(6,463)	(11,218)	(15,943)	(17,459)	(12,677)	(30,945)	(1,865)	(32,065)
Annuity benefits	-	-	-	-	(3,334)	(3,149)	-	-
Adjustments to maintain reserves	(4)	3	7	(8)	(29)	(32)	(9)	14

Net equity transactions	103,521	189,198	79,224	390,182	18,061	(79,140)	(1,874)	(11,228)

Net change in contract owners’ equity	93,467	178,579	47,195	346,394	25,478	(43,909)	(9,854)	4,068
Contract owners’ equity beginning of period	178,579	-	346,394	-	419,389	463,298	176,667	172,599

Contract owners’ equity end of period	$272,046	178,579	393,589	346,394	444,867	419,389	166,813	176,667

CHANGES IN UNITS:
Beginning units	18,413	-	38,416	-	17,574	21,165	10,831	11,526
Units purchased	10,840	19,506	10,300	40,181	1,796	603	-	1,377
Units redeemed	(648)	(1,093)	(2,035)	(1,765)	(902)	(4,194)	(116)	(2,072)

Ending units	28,605	18,413	46,681	38,416	18,468	17,574	10,715	10,831

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMMG1		NVMMV2		SCGF		SCVF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(6,951)	(20,056)	(1,027)	804	(4,736)	(4,106)	(12,401)	(20,335)
Realized gain (loss) on investments	(15,143)	8,116	(8,802)	21,086	11,691	38,954	381,359	174,568
Change in unrealized gain (loss) on investments	76,855	(126,244)	(13,570)	(39,982)	(54,521)	(70,197)	(556,619)	(243,103)
Reinvested capital gains	28,792	164,004	19,854	54,273	42,621	39,520	120,169	205,887

Net increase (decrease) in contract owners’ equity resulting from operations	83,553	25,820	(3,545)	36,181	(4,945)	4,171	(67,492)	117,017

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	427	-	-	-	-
Transfers between funds	(1,192,807)	(60,335)	(164,056)	193,990	57,893	(46,308)	(916,609)	21,785
Redemptions (note 3)	(63,713)	(56,469)	(7,948)	(22,866)	(25,700)	(31,834)	(124,226)	(131,529)
Annuity benefits	-	-	-	-	-	-	(48)	(48)
Adjustments to maintain reserves	3	(29)	11	(4)	(1)	(6)	10	(9)

Net equity transactions	(1,256,517)	(116,833)	(171,993)	171,547	32,192	(78,148)	(1,040,873)	(109,801)

Net change in contract owners’ equity	(1,172,964)	(91,013)	(175,538)	207,728	27,247	(73,977)	(1,108,365)	7,216
Contract owners’ equity beginning of period	1,362,137	1,453,150	346,379	138,651	285,635	359,612	2,194,833	2,187,617

Contract owners’ equity end of period	$189,173	1,362,137	170,841	346,379	312,882	285,635	1,086,468	2,194,833

CHANGES IN UNITS:
Beginning units	59,094	64,633	13,420	6,195	27,440	35,003	63,501	66,754
Units purchased	603	2,778	-	10,248	10,485	7,561	184	4,690
Units redeemed	(51,354)	(8,317)	(6,504)	(3,023)	(7,654)	(15,124)	(29,750)	(7,943)

Ending units	8,343	59,094	6,916	13,420	30,271	27,440	33,935	63,501

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SCF		MSBF		NVOLG1		EIF2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(17,828)	(23,110)	13,195	38,650	(53,618)	(50,943)	545	(1,801)
Realized gain (loss) on investments	174,939	126,446	(23,236)	(9,235)	435,180	314,053	11,752	42,374
Change in unrealized gain (loss) on investments	(356,232)	(389,482)	(109,689)	30,078	(1,059,682)	(497,457)	(53,721)	3,953
Reinvested capital gains	158,114	270,211	-	-	907,057	700,251	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(41,007)	(15,935)	(119,730)	59,493	228,937	465,904	(41,424)	44,526

Equity transactions:
Purchase payments received from contract owners (note 3)	51	9	-	-	17,073	41	-	-
Transfers between funds	(15,152)	(32,260)	391,829	(139,711)	2,659	(23,594)	(3,135)	49,753
Redemptions (note 3)	(273,437)	(125,682)	(48,126)	(89,921)	(1,197,057)	(645,011)	(30,783)	(137,266)
Annuity benefits	(50)	(49)	-	-	(144)	(138)	-	-
Adjustments to maintain reserves	(10)	22	(17)	10	21	18	(11)	10

Net equity transactions	(288,598)	(157,960)	343,686	(229,622)	(1,177,448)	(668,684)	(33,929)	(87,503)

Net change in contract owners’ equity	(329,605)	(173,895)	223,956	(170,129)	(948,511)	(202,780)	(75,353)	(42,977)
Contract owners’ equity beginning of period	1,763,058	1,936,953	2,272,381	2,442,510	6,765,561	6,968,341	553,418	596,395

Contract owners’ equity end of period	$1,433,453	1,763,058	2,496,337	2,272,381	5,817,050	6,765,561	478,065	553,418

CHANGES IN UNITS:
Beginning units	37,726	41,179	129,602	142,618	299,637	330,908	30,791	35,621
Units purchased	26	396	40,182	24,430	1,360	5,874	694	6,501
Units redeemed	(6,111)	(3,849)	(21,013)	(37,446)	(52,252)	(37,145)	(2,614)	(11,331)

Ending units	31,641	37,726	148,771	129,602	248,745	299,637	28,871	30,791

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVRE1		ACVB		ACVCA		ACVIG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$16,998	4,433	2,181	771	(7,905)	(7,544)	2,693	3,173
Realized gain (loss) on investments	(29,023)	(8,002)	22,299	26,496	16,359	14,771	27,894	90,036
Change in unrealized gain (loss) on investments	(281,376)	1,609	(140,358)	(39,717)	(40,490)	(79,780)	(99,295)	(36,274)
Reinvested capital gains	167,708	46,340	81,482	82,786	35,609	107,619	38,490	-

Net increase (decrease) in contract owners’ equity resulting from operations	(125,693)	44,380	(34,396)	70,336	3,573	35,066	(30,218)	56,935

Equity transactions:
Purchase payments received from contract owners (note 3)	15,000	25,000	18,286	-	-	-	-	-
Transfers between funds	950,226	82,335	8,786	(54,897)	(363)	34,837	(5,288)	(35,189)
Redemptions (note 3)	(28,522)	(17,494)	(156,963)	(35,710)	(24,406)	(22,581)	(83,354)	(127,090)
Annuity benefits	-	-	-	-	-	-	(5,483)	(5,472)
Adjustments to maintain reserves	(20)	9	(24)	6	(28)	15	(23)	(17)

Net equity transactions	936,684	89,850	(129,915)	(90,601)	(24,797)	12,271	(94,148)	(167,768)

Net change in contract owners’ equity	810,991	134,230	(164,311)	(20,265)	(21,224)	47,337	(124,366)	(110,833)
Contract owners’ equity beginning of period	265,763	131,533	921,634	941,899	533,372	486,035	511,694	622,527

Contract owners’ equity end of period	$1,076,754	265,763	757,323	921,634	512,148	533,372	387,328	511,694

CHANGES IN UNITS:
Beginning units	9,134	5,743	35,626	39,417	19,129	18,578	24,980	34,050
Units purchased	34,343	6,053	1,429	1,079	4	1,651	53	5,696
Units redeemed	(3,800)	(2,662)	(6,565)	(4,870)	(847)	(1,100)	(4,760)	(14,766)

Ending units	39,677	9,134	30,490	35,626	18,286	19,129	20,273	24,980

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVIP2		ACVI		ACVU1		DVSCS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$2,135	(1,045)	(4,949)	967	(589)	(618)	(1,300)	(1,523)
Realized gain (loss) on investments	(10,865)	(6,371)	3,836	17,889	2,533	256	(404)	49,702
Change in unrealized gain (loss) on investments	(7,380)	5,499	(17,414)	(44,944)	(4,789)	5,034	(15,699)	(68,747)
Reinvested capital gains	-	12,453	-	-	5,721	-	10,311	17,525

Net increase (decrease) in contract owners’ equity resulting from operations	(16,110)	10,536	(18,527)	(26,088)	2,876	4,672	(7,092)	(3,043)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	26,674	(47,991)	220,588	(1,553)	-	-	15,392	(42,736)
Redemptions (note 3)	(43,703)	(43,907)	(53,973)	(58,038)	(7,494)	(39)	(9,043)	(61,915)
Annuity benefits	(134)	(141)	-	-	-	-	-	-
Adjustments to maintain reserves	28	16	(15)	(15)	3	(15)	(11)	19

Net equity transactions	(17,135)	(92,023)	166,600	(59,606)	(7,491)	(54)	6,338	(104,632)

Net change in contract owners’ equity	(33,245)	(81,487)	148,073	(85,694)	(4,615)	4,618	(754)	(107,675)
Contract owners’ equity beginning of period	460,786	542,273	332,930	418,624	60,230	55,612	165,762	273,437

Contract owners’ equity end of period	$427,541	460,786	481,003	332,930	55,615	60,230	165,008	165,762

CHANGES IN UNITS:
Beginning units	34,134	40,904	14,539	17,023	3,439	3,442	6,785	11,596
Units purchased	4,039	903	9,360	-	-	-	630	7,422
Units redeemed	(5,219)	(7,673)	(2,745)	(2,484)	(407)	(3)	(398)	(12,233)

Ending units	32,954	34,134	21,154	14,539	3,032	3,439	7,017	6,785

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DCAP		DGI		FQB		FEIP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$2,193	3,816	(1,259)	(1,497)	14,143	8,854	74,480	61,543
Realized gain (loss) on investments	35,369	85,650	9,354	34,634	1,062	9,440	9,412	17,351
Change in unrealized gain (loss) on investments	(120,047)	(49,370)	(26,794)	(16,576)	(24,075)	(10,600)	(775,707)	232,163
Reinvested capital gains	44,087	34,089	18,619	-	-	-	452,449	71,650

Net increase (decrease) in contract owners’ equity resulting from operations	(38,398)	74,185	(80)	16,561	(8,870)	7,694	(239,366)	382,707

Equity transactions:
Purchase payments received from contract owners (note 3)	101	11,851	-	-	-	650	202	8,958
Transfers between funds	34,892	(245,516)	(332)	(1,738)	(11,538)	258,665	(68,242)	61,034
Redemptions (note 3)	(160,762)	(198,623)	(13,362)	(44,631)	(115,457)	(28,016)	(510,040)	(957,765)
Annuity benefits	-	-	-	-	-	-	(105)	(106)
Adjustments to maintain reserves	(12)	4	(15)	16	(14)	1	2	(3)

Net equity transactions	(125,781)	(432,284)	(13,709)	(46,353)	(127,009)	231,300	(578,183)	(887,882)

Net change in contract owners’ equity	(164,179)	(358,099)	(13,789)	(29,792)	(135,879)	238,994	(817,549)	(505,175)
Contract owners’ equity beginning of period	1,063,986	1,422,085	217,679	247,471	675,653	436,659	5,069,738	5,574,913

Contract owners’ equity end of period	$899,807	1,063,986	203,890	217,679	539,774	675,653	4,252,189	5,069,738

CHANGES IN UNITS:
Beginning units	47,269	67,300	10,049	12,393	43,864	28,997	173,509	204,428
Units purchased	1,788	568	21	806	64	28,031	488	6,466
Units redeemed	(7,467)	(20,599)	(668)	(3,150)	(8,282)	(13,164)	(20,231)	(37,385)

Ending units	41,590	47,269	9,402	10,049	35,646	43,864	153,766	173,509

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FHIP		FAMP		FGP		FIGBS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$160,117	185,929	1,941	1,612	(36,126)	(39,368)	22,024	17,836
Realized gain (loss) on investments	(244,335)	85,042	24,789	40,937	161,482	175,399	(11,410)	(8,868)
Change in unrealized gain (loss) on investments	(94,275)	(261,636)	(234,006)	(53,246)	(52,981)	153,298	(58,306)	75,343
Reinvested capital gains	-	-	181,156	123,722	94,000	-	1,738	832

Net increase (decrease) in contract owners’ equity resulting from operations	(178,493)	9,335	(26,120)	113,025	166,375	289,329	(45,954)	85,143

Equity transactions:
Purchase payments received from contract owners (note 3)	637	8,695	9,740	114,326	61	17,980	-	-
Transfers between funds	(536,316)	101,233	(56)	4,485	(69,146)	32,272	60,309	241,644
Redemptions (note 3)	(378,480)	(205,403)	(230,986)	(243,155)	(320,414)	(339,272)	(174,227)	(110,862)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(25)	20	(6)	1	3	(10)	(1)	(17)

Net equity transactions	(914,184)	(95,455)	(221,308)	(124,343)	(389,496)	(289,030)	(113,919)	130,765

Net change in contract owners’ equity	(1,092,677)	(86,120)	(247,428)	(11,318)	(223,121)	299	(159,873)	215,908
Contract owners’ equity beginning of period	4,090,476	4,176,596	2,658,068	2,669,386	3,041,468	3,041,169	2,231,476	2,015,568

Contract owners’ equity end of period	$2,997,799	4,090,476	2,410,640	2,658,068	2,818,347	3,041,468	2,071,603	2,231,476

CHANGES IN UNITS:
Beginning units	219,491	223,416	106,718	111,779	101,963	111,826	157,964	148,701
Units purchased	152,540	171,806	376	7,099	467	2,989	9,635	33,580
Units redeemed	(202,661)	(175,731)	(9,025)	(12,160)	(12,975)	(12,852)	(17,737)	(24,317)

Ending units	169,370	219,491	98,069	106,718	89,455	101,963	149,862	157,964

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FOP		FVSS		AMTB		AMGP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$387	(1,055)	(1,083)	(1,313)	(728)	(6,654)	(1,275)	(2,429)
Realized gain (loss) on investments	30,377	20,866	2,363	4,775	(2,246)	(20,936)	3,577	71,578
Change in unrealized gain (loss) on investments	(42,091)	(74,411)	(12,815)	9,123	(7,399)	18,061	(54,092)	(88,664)
Reinvested capital gains	781	149	202	-	-	-	41,518	28,546

Net increase (decrease) in contract owners’ equity resulting from operations	(10,546)	(54,451)	(11,333)	12,585	(10,373)	(9,529)	(10,272)	9,031

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	7,392	-	-	427
Transfers between funds	325,482	-	248	(1,444)	(55,195)	(1,519,276)	(15,101)	(208,029)
Redemptions (note 3)	(64,352)	(60,479)	(2,536)	(2,517)	(144,780)	(141,563)	(4,732)	(5,931)
Annuity benefits	(40)	-	-	-	(202)	(211)	-	-
Adjustments to maintain reserves	248	(7)	2	(8)	30	48	9	(7)

Net equity transactions	261,338	(60,486)	(2,286)	(3,969)	(192,755)	(1,661,002)	(19,824)	(213,540)

Net change in contract owners’ equity	250,792	(114,937)	(13,619)	8,616	(203,128)	(1,670,531)	(30,096)	(204,509)
Contract owners’ equity beginning of period	502,476	617,413	256,496	247,880	985,776	2,656,307	183,169	387,678

Contract owners’ equity end of period	$753,268	502,476	242,877	256,496	782,648	985,776	153,073	183,169

CHANGES IN UNITS:
Beginning units	25,337	28,203	11,589	11,776	72,236	193,231	9,175	20,865
Units purchased	14,987	-	11	310	1,685	6,906	46	23
Units redeemed	(3,157)	(2,866)	(114)	(497)	(15,849)	(127,901)	(1,034)	(11,713)

Ending units	37,167	25,337	11,486	11,589	58,072	72,236	8,187	9,175

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMCG		AMTP		AMSRS		OVMS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(522)	-	(6,792)	(7,671)	(475)	(584)	5,009	4,113
Realized gain (loss) on investments	(64)	-	97,156	62,573	1,364	3,938	2,316	(2,817)
Change in unrealized gain (loss) on investments	(10,065)	-	(274,059)	28,623	(6,573)	676	(11,088)	41,357
Reinvested capital gains	-	-	64,825	-	4,712	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,651)	-	(118,870)	83,525	(972)	4,030	(3,763)	42,653

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	51	9	-	-	152	28
Transfers between funds	245,682	-	(35,031)	(13,597)	-	(10,756)	(555)	(27,533)
Redemptions (note 3)	(2,256)	-	(134,338)	(83,945)	(3,278)	(3,087)	(25,559)	(87,364)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	4	-	(14)	(2)	(10)	9	(29)	15

Net equity transactions	243,430	-	(169,332)	(97,535)	(3,288)	(13,834)	(25,991)	(114,854)

Net change in contract owners’ equity	232,779	-	(288,202)	(14,010)	(4,260)	(9,804)	(29,754)	(72,201)
Contract owners’ equity beginning of period	-	-	1,047,146	1,061,156	54,876	64,680	633,944	706,145

Contract owners’ equity end of period	$232,779	-	758,944	1,047,146	50,616	54,876	604,190	633,944

CHANGES IN UNITS:
Beginning units	-	-	34,240	37,564	2,697	3,458	30,597	36,342
Units purchased	24,526	-	115	264	-	-	25	483
Units redeemed	(230)	-	(5,803)	(3,588)	(161)	(761)	(1,275)	(6,228)

Ending units	24,296	-	28,552	34,240	2,536	2,697	29,347	30,597

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVB		OVGS		OVGI		OVAG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$24,126	37,283	(3,979)	(2,119)	(1,051)	(1,346)	(5,664)	(6,577)
Realized gain (loss) on investments	(46,406)	(40,555)	62,629	70,509	12,775	9,416	99,051	30,794
Change in unrealized gain (loss) on investments	18,694	60,212	(172,786)	(175,559)	(38,092)	4,797	(110,454)	(13,684)
Reinvested capital gains	-	-	173,037	126,632	30,021	3,466	35,809	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,586)	56,940	58,901	19,463	3,653	16,333	18,742	10,533

Equity transactions:
Purchase payments received from contract owners (note 3)	719	634	-	6,256	-	-	40,000	15,000
Transfers between funds	1,037	(16,407)	201,327	1,513,016	(404)	27,593	49,344	310
Redemptions (note 3)	(105,071)	(74,483)	(268,744)	(323,016)	(19,012)	(10,235)	(313,163)	(102,883)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(16)	4	(57)	(11)	5	(15)	6	(2)

Net equity transactions	(103,331)	(90,252)	(67,474)	1,196,245	(19,411)	17,343	(223,813)	(87,575)

Net change in contract owners’ equity	(106,917)	(33,312)	(8,573)	1,215,708	(15,758)	33,676	(205,071)	(77,042)
Contract owners’ equity beginning of period	999,631	1,032,943	2,541,453	1,325,745	205,307	171,631	434,903	511,945

Contract owners’ equity end of period	$892,714	999,631	2,532,880	2,541,453	189,549	205,307	229,832	434,903

CHANGES IN UNITS:
Beginning units	72,881	79,610	53,984	28,388	13,961	12,732	51,453	63,142
Units purchased	302	1,651	4,435	34,761	23	2,810	10,972	1,909
Units redeemed	(7,767)	(8,380)	(5,896)	(9,165)	(1,327)	(1,581)	(36,544)	(13,598)

Ending units	65,416	72,881	52,523	53,984	12,657	13,961	25,881	51,453

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TRHS2		VWHAS		VWBF		VWEM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(17,552)	(3,858)	(424)	(861)	7,427	7,146	(13,615)	(2,683)
Realized gain (loss) on investments	18,846	37,225	(6,639)	(6,365)	(1,865)	(6,202)	3,702	3,576
Change in unrealized gain (loss) on investments	(102,052)	5,118	(4,699)	(15,525)	(28,371)	(13,909)	(210,166)	(39,549)
Reinvested capital gains	105,443	29,724	-	-	-	15,616	13,672	33,640

Net increase (decrease) in contract owners’ equity resulting from operations	4,685	68,209	(11,762)	(22,751)	(22,809)	2,651	(206,407)	(5,016)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	182	-	365	-	365
Transfers between funds	994,952	139,156	(6,067)	40,442	1,159	298	1,056,671	747
Redemptions (note 3)	(24,372)	(43,729)	(1,777)	(7,466)	(2,821)	(29,414)	(21,777)	(16,892)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(16)	(19)	(3)	(8)	(1)	(5)	244	23

Net equity transactions	970,564	95,408	(7,847)	33,150	(1,663)	(28,756)	1,035,138	(15,757)

Net change in contract owners’ equity	975,249	163,617	(19,609)	10,399	(24,472)	(26,105)	828,731	(20,773)
Contract owners’ equity beginning of period	423,040	259,423	43,979	33,580	160,108	186,213	269,026	289,799

Contract owners’ equity end of period	$1,398,289	423,040	24,370	43,979	135,636	160,108	1,097,757	269,026

CHANGES IN UNITS:
Beginning units	14,907	11,822	5,286	3,208	9,047	10,596	10,665	11,276
Units purchased	30,622	7,934	949	15,233	68	66	41,759	84
Units redeemed	(1,074)	(4,849)	(1,756)	(13,155)	(167)	(1,615)	(1,076)	(695)

Ending units	44,455	14,907	4,479	5,286	8,948	9,047	51,348	10,665

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	VWHA		SVDF		SVOF		GIG3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(6,703)	(9,863)	(4,002)	(4,980)	(25,025)	(27,108)	-	22,677
Realized gain (loss) on investments	(14,881)	12,709	4,088	47,543	32,219	36,897	-	190,645
Change in unrealized gain (loss) on investments	(155,387)	(131,387)	(47,442)	(98,849)	(276,740)	152,898	-	(193,028)
Reinvested capital gains	-	-	40,157	43,526	190,309	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(176,971)	(128,541)	(7,199)	(12,760)	(79,237)	162,687	-	20,294

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	4,000	18,222	-	-
Transfers between funds	-	-	(87)	4,547	643	(28,734)	-	(1,391,753)
Redemptions (note 3)	(35,257)	(86,998)	(13,942)	(131,572)	(153,957)	(159,198)	-	(13,977)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	6	(28)	10	(12)	(28)	41	-	(20)

Net equity transactions	(35,251)	(87,026)	(14,019)	(127,037)	(149,342)	(169,669)	-	(1,405,750)

Net change in contract owners’ equity	(212,222)	(215,567)	(21,218)	(139,797)	(228,579)	(6,982)	-	(1,385,456)
Contract owners’ equity beginning of period	539,127	754,694	273,570	413,367	1,956,432	1,963,414	-	1,385,456

Contract owners’ equity end of period	$326,905	539,127	252,352	273,570	1,727,853	1,956,432	-	-

CHANGES IN UNITS:
Beginning units	20,788	23,198	6,768	10,114	43,176	47,154	-	63,223
Units purchased	-	-	27	212	112	723	-	1,370
Units redeemed	(1,569)	(2,410)	(366)	(3,558)	(3,363)	(4,701)	-	(64,593)

Ending units	19,219	20,788	6,429	6,768	39,925	43,176	-	-

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FOPR		GVDIV3		ACVI3		AMTG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(933)	(1,255)	-	3,514	(1,014)	660	(3,148)	(3,813)
Realized gain (loss) on investments	44,766	38,661	-	16,579	60,184	22,413	111,830	35,789
Change in unrealized gain (loss) on investments	(27,051)	(61,677)	-	(22,100)	(43,991)	(40,121)	(99,906)	(21,096)
Reinvested capital gains	-	78	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,782	(24,193)	-	(2,007)	15,179	(17,048)	8,776	10,880

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	(201,188)	(18,853)	-	(181,178)	(220,041)	(5,673)	(239,549)	(2,878)
Redemptions (note 3)	(6,995)	(85,418)	-	(3,304)	(16,593)	(23,278)	(26,530)	(96,180)
Annuity benefits	(20)	(62)	-	-	-	-	-	-
Adjustments to maintain reserves	(227)	29	-	5	(4)	2	(2)	(14)

Net equity transactions	(208,430)	(104,304)	-	(184,477)	(236,638)	(28,949)	(266,081)	(99,072)

Net change in contract owners’ equity	(191,648)	(128,497)	-	(186,484)	(221,459)	(45,997)	(257,305)	(88,192)
Contract owners’ equity beginning of period	191,648	320,145	-	186,484	221,459	267,456	257,305	345,497

Contract owners’ equity end of period	$-	191,648	-	-	-	221,459	-	257,305

CHANGES IN UNITS:
Beginning units	11,375	17,224	-	10,421	13,318	14,978	9,062	12,818
Units purchased	33	1,392	-	6	31	745	202	-
Units redeemed	(11,408)	(7,241)	-	(10,427)	(13,349)	(2,405)	(9,264)	(3,756)

Ending units	-	11,375	-	-	-	13,318	-	9,062

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVNSR1		OVGS3		GEM3		NVMIG3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	(20)	-	(7,462)	-	101	-	(92)
Realized gain (loss) on investments	-	143	-	551,215	-	(59,843)	-	5,017
Change in unrealized gain (loss) on investments	-	(838)	-	(548,129)	-	11,695	-	(4,770)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(715)	-	(4,376)	-	(48,047)	-	155

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	402	-	-	-	-
Transfers between funds	-	(18,186)	-	(1,557,996)	-	(1,325,201)	-	(23,310)
Redemptions (note 3)	-	(61)	-	(19,449)	-	(4,744)	-	(334)
Annuity benefits	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	(10)	-	(5)	-	(4)	-	(6)

Net equity transactions	-	(18,257)	-	(1,577,048)	-	(1,329,949)	-	(23,650)

Net change in contract owners’ equity	-	(18,972)	-	(1,581,424)	-	(1,377,996)	-	(23,495)
Contract owners’ equity beginning of period	-	18,972	-	1,581,424	-	1,377,996	-	23,495

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	877	-	55,021	-	55,821	-	1,276
Units purchased	-	-	-	1,671	-	-	-	-
Units redeemed	-	(877)	-	(56,692)	-	(55,821)	-	(1,276)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in the following:

DREYFUS CORPORATION
Stock Index Fund, Inc. - Initial Shares (DSIF)
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
Mid Cap Value Portfolio: Class 1 (JPMMV1)
JANUS FUNDS
Forty Portfolio: Service Shares (JACAS)
Global Technology Portfolio: Service Shares (JAGTS)
Overseas Portfolio: Service Shares (JAIGS)
MORGAN STANLEY
Emerging Markets Debt Portfolio - Class I (MSEM)
U.S. Real Estate Portfolio - Class I (MSVRE)
NATIONWIDE FUNDS GROUP
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
NVIT Emerging Markets Fund - Class I (GEM)
NVIT International Equity Fund - Class I (GIG)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*
NVIT Core Bond Fund - Class I (NVCBD1)
NVIT Nationwide Fund - Class I (TRF)
NVIT Government Bond Fund - Class I (GBF)
American Century NVIT Growth Fund - Class I (CAF)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Money Market Fund - Class I (SAM)
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
NVIT Multi-Manager Small Company Fund - Class I (SCF)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
Invesco NVIT Comstock Value Fund - Class II (EIF2)
NVIT Real Estate Fund - Class I (NVRE1)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Balanced Fund - Class I (ACVB)
VP Capital Appreciation Fund - Class I (ACVCA)
VP Income & Growth Fund - Class I (ACVIG)
VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class I (ACVI)
VP Ultra(R) Fund - Class I (ACVU1)
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
Growth and Income Portfolio - Initial Shares (DGI)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Quality Bond Fund II - Primary Shares (FQB)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Equity-Income Portfolio - Initial Class (FEIP)
High Income Portfolio - Initial Class (FHIP)
VIP Asset Manager Portfolio - Initial Class (FAMP)
VIP Growth Portfolio - Initial Class (FGP)
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Overseas Portfolio - Initial Class (FOP)
VIP Value Strategies Portfolio - Service Class (FVSS)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Short Duration Bond Portfolio - I Class Shares (AMTB)
Guardian Portfolio - I Class Shares (AMGP)
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
Socially Responsive Portfolio - I Class Shares (AMSRS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Capital Income Fund/VA - Non-Service Shares (OVMS)
Core Bond Fund/VA - Non-Service Shares (OVB)
Global Securities Fund/VA - Non-Service Shares (OVGS)
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
T. ROWE PRICE
Health Sciences Portfolio - II (TRHS2)
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
WELLS FARGO FUNDS
Advantage VT Discovery Fund (SVDF)
Advantage VT Opportunity Fund - Class 2 (SVOF)

*	At December 31, 2015 contract owners were not invested in this fund.

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2015

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.25% and an administrative charge of 0.20%, for a total variable account charge of 1.45%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2015 and 2014, total transfers to the Account from the fixed account were $45,657 and $5,335, respectively, and total transfers from the Account to the fixed account were $40,002 and $0, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $1,896 and $102,364 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$72,352,603	$-	$-	$72,352,603

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2015

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2015 are as follows:

	Purchases of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)	$398,435	$1,542,123
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	27,902	24,437
Mid Cap Value Portfolio: Class 1 (JPMMV1)	42,010	223,160
Forty Portfolio: Service Shares (JACAS)	150,938	31,852
Global Technology Portfolio: Service Shares (JAGTS)	993,761	47,365
Overseas Portfolio: Service Shares (JAIGS)	4,444	35,320
Emerging Markets Debt Portfolio - Class I (MSEM)	319	87
U.S. Real Estate Portfolio - Class I (MSVRE)	23,810	225,913
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	234,637	609,343
NVIT Emerging Markets Fund - Class I (GEM)	62,133	927,446
NVIT International Equity Fund - Class I (GIG)	454,899	134,228
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	8,276	21,042
NVIT Core Bond Fund - Class I (NVCBD1)	179,656	821,603
NVIT Nationwide Fund - Class I (TRF)	52,490	907,886
NVIT Government Bond Fund - Class I (GBF)	63,625	279,990
American Century NVIT Growth Fund - Class I (CAF)	76,690	87,922
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	2,861	88,136
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	10,262	43,074
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	86,474	1,465,828
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	8,152	19,145
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	29,972	50,345
NVIT Mid Cap Index Fund - Class I (MCIF)	1,338,498	481,951
NVIT Money Market Fund - Class I (SAM)	4,042,664	3,768,231
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	128,504	10,056
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	100,558	22,191
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	74,773	23,373
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	21,197	4,413
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	43,916	1,278,596
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	22,000	175,177
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	145,898	75,819
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	134,183	1,067,298
NVIT Multi-Manager Small Company Fund - Class I (SCF)	164,090	312,391
NVIT Multi-Sector Bond Fund - Class I (MSBF)	757,294	400,395
NVIT Large Cap Growth Fund - Class I (NVOLG1)	975,949	1,299,949
Invesco NVIT Comstock Value Fund - Class II (EIF2)	20,421	53,795
NVIT Real Estate Fund - Class I (NVRE1)	1,238,568	117,159
VP Balanced Fund - Class I (ACVB)	132,503	178,730
VP Capital Appreciation Fund - Class I (ACVCA)	35,639	32,704
VP Income & Growth Fund - Class I (ACVIG)	48,380	101,331
VP Inflation Protection Fund - Class II (ACVIP2)	61,417	76,411
VP International Fund - Class I (ACVI)	229,928	68,256
VP Ultra(R) Fund - Class I (ACVU1)	5,987	8,348
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	27,427	12,066
Appreciation Portfolio - Initial Shares (DCAP)	100,159	179,648
Growth and Income Portfolio - Initial Shares (DGI)	20,625	16,959
Quality Bond Fund II - Primary Shares (FQB)	23,197	136,048
Equity-Income Portfolio - Initial Class (FEIP)	601,235	652,491
High Income Portfolio - Initial Class (FHIP)	3,101,621	3,855,663
VIP Asset Manager Portfolio - Initial Class (FAMP)	230,440	268,644
VIP Growth Portfolio - Initial Class (FGP)	113,884	445,510
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	189,179	279,335
VIP Overseas Portfolio - Initial Class (FOP)	338,651	76,158
VIP Value Strategies Portfolio - Service Class (FVSS)	3,078	6,247
Short Duration Bond Portfolio - I Class Shares (AMTB)	32,914	226,370
Guardian Portfolio - I Class Shares (AMGP)	43,532	23,122
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	245,700	2,796
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	72,962	184,248
Socially Responsive Portfolio - I Class Shares (AMSRS)	5,011	4,051
Capital Income Fund/VA - Non-Service Shares (OVMS)	14,255	35,209
Core Bond Fund/VA - Non-Service Shares (OVB)	40,542	119,731
Global Securities Fund/VA - Non-Service Shares (OVGS)	393,715	292,073
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	32,148	22,595
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	119,275	312,949
Health Sciences Portfolio - II (TRHS2)	1,107,438	48,968
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	6,199	14,467
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	10,726	4,962
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	1,076,662	41,436
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	148	42,108
Advantage VT Discovery Fund (SVDF)	41,211	19,085
Advantage VT Opportunity Fund - Class 2 (SVOF)	196,782	180,812
VIP Overseas Portfolio - Initial Class R (obsolete) (FOPR)	443	209,789
VP International Fund - Class III (obsolete) (ACVI3)	1,151	238,807
Growth Portfolio - I Class Shares (obsolete) (AMTG)	6,103	275,338

Total	$20,830,526	$25,370,499

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2015	1.45%	177,730	$33.016655	$5,868,050	1.79%	-0.36%
2014	1.45%	218,051	33.135596	7,225,250	1.76%	11.78%
2013	1.45%	218,359	29.643618	6,472,921	1.86%	30.11%
2012	1.45%	219,920	22.782778	5,010,388	1.98%	14.06%
2011	1.45%	287,010	19.975105	5,733,055	1.78%	0.40%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2015	1.45%	7,421	25.044294	185,853	1.02%	-4.60%
2014	1.45%	8,199	26.251454	215,262	1.05%	11.81%
2013	1.45%	10,197	23.479112	239,440	1.21%	32.40%
2012	1.45%	9,477	17.733878	168,064	0.79%	10.35%
2011	1.45%	9,729	16.070945	156,338	0.89%	-0.56%
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2015	1.45%	13,291	24.117292	320,543	0.97%	-4.07%
2014	1.45%	21,552	25.139692	541,810	0.93%	13.44%
2013	1.45%	22,098	22.161571	489,726	1.35%	30.38%
2012	1.45%	95,684	16.997205	1,626,361	0.36%	18.63%
2011	1.45%	19,365	14.328229	277,466	1.32%	0.68%
Forty Portfolio: Service Shares (JACAS)
2015	1.45%	31,703	15.655173	496,316	1.23%	10.31%
2014	1.45%	29,742	14.191428	422,067	0.03%	6.90%
2013	1.45%	33,621	13.276040	446,354	0.53%	28.99%
2012	1.45%	42,173	10.292394	434,061	0.57%	22.06%
2011	1.45%	43,082	8.432327	363,281	0.31%	-8.29%
Global Technology Portfolio: Service Shares (JAGTS)
2015	1.45%	111,738	7.936957	886,860	1.02%	3.13%
2014	1.45%	9,395	7.696191	72,305	0.00%	7.76%
2013	1.45%	10,164	7.141837	72,589	0.00%	33.43%
2012	1.45%	9,322	5.352557	49,902	0.00%	17.42%
2011	1.45%	887	4.558562	4,048	0.00%	-9.98%
Overseas Portfolio: Service Shares (JAIGS)
2015	1.45%	9,793	10.668004	104,472	0.49%	-10.13%
2014	1.45%	12,549	11.870110	148,970	5.30%	-13.38%
2013	1.45%	14,847	13.703076	203,450	2.54%	12.62%
2012	1.45%	25,977	12.167023	316,062	0.89%	11.54%
2011	1.45%	721	10.908627	7,865	0.38%	-33.32%
Emerging Markets Debt Portfolio - Class I (MSEM)
2015	1.45%	235	24.852719	5,840	5.29%	-2.55%
2014	1.45%	235	25.502934	5,993	8.13%	1.43%
2013	1.45%	791	25.142151	19,887	2.94%	-10.07%
2012	1.45%	1,672	27.958439	46,747	2.85%	16.25%
2011	1.45%	1,672	24.050900	40,213	3.64%	5.49%
U.S. Real Estate Portfolio - Class I (MSVRE)
2015	1.45%	16,177	64.582066	1,044,680	1.37%	0.69%
2014	1.45%	19,302	64.140004	1,238,030	1.45%	27.84%
2013	1.45%	20,853	50.171267	1,046,172	1.08%	0.57%
2012	1.45%	23,252	49.884950	1,159,925	0.88%	14.15%
2011	1.45%	36,744	43.700250	1,605,722	0.82%	4.39%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2015	1.45%	60,465	21.317424	1,288,937	2.09%	-5.66%
2014	1.45%	85,898	22.597245	1,941,058	2.02%	11.48%
2013	1.45%	88,677	20.270506	1,797,507	1.87%	29.99%
2012	1.45%	93,488	15.594250	1,457,875	0.93%	13.00%
2011	1.45%	118,469	13.800679	1,634,953	1.64%	-0.81%
NVIT Emerging Markets Fund - Class I (GEM)
2015	1.45%	18,425	17.216154	317,208	0.54%	-17.21%
2014	1.45%	59,690	20.796115	1,241,320	0.87%	-6.88%

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Equity Fund - Class I (GIG)
2015	1.45%	107,443	$12.853220	$1,380,989	0.51%	-4.46%
2014	1.45%	87,331	13.453640	1,174,920	1.71%	-1.89%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2015	1.45%	3,821	22.112396	84,491	0.75%	-2.51%
2014	1.45%	4,673	22.682654	105,996	0.88%	5.05%
2013	1.45%	6,734	21.591456	145,376	1.36%	41.74%
2012	1.45%	1,572	15.233644	23,948	2.37%	15.24%
2011	1.45%	910	13.218769	12,029	0.57%	-12.90%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2013	1.45%	877	21.632424	18,972	1.41%	36.76%
2011	1.45%	80	14.396233	1,152	0.17%	-4.58%
NVIT Core Bond Fund - Class I (NVCBD1)
2015	1.45%	85,697	12.046546	1,032,353	2.66%	-2.16%
2014	1.45%	138,431	12.312473	1,704,428	2.83%	3.53%
2013	1.45%	97,153	11.892438	1,155,374	2.43%	-3.33%
2012	1.45%	158,316	12.302589	1,947,696	2.01%	6.19%
2011	1.45%	320,015	11.585705	3,707,599	3.30%	5.05%
NVIT Nationwide Fund - Class I (TRF)
2015	1.45%	130,980	27.072206	3,545,917	1.18%	-0.53%
2014	1.45%	161,204	27.215968	4,387,323	1.16%	10.52%
2013	1.45%	168,058	24.624995	4,138,403	2.56%	29.20%
2012	1.45%	53,415	19.059354	1,018,055	1.45%	12.55%
2011	1.45%	54,540	16.933430	923,549	1.13%	-0.93%
NVIT Government Bond Fund - Class I (GBF)
2015	1.45%	79,303	18.580132	1,473,460	1.70%	-1.56%
2014	1.45%	90,895	18.874040	1,715,556	1.94%	3.05%
2013	1.45%	98,020	18.314916	1,795,228	1.94%	-5.45%
2012	1.45%	112,912	19.369961	2,187,101	2.18%	1.56%
2011	1.45%	138,936	19.072638	2,649,876	2.86%	5.70%
American Century NVIT Growth Fund - Class I (CAF)
2015	1.45%	22,414	20.042030	449,222	0.35%	3.15%
2014	1.45%	25,611	19.429888	497,599	0.35%	9.72%
2013	1.45%	27,013	17.709356	478,383	0.68%	27.86%
2012	1.45%	28,947	13.850632	400,934	0.56%	12.36%
2011	1.45%	31,340	12.326497	386,312	0.57%	-2.13%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2015	1.45%	10,496	18.526582	194,455	1.31%	-2.43%
2014	1.45%	14,839	18.988707	281,773	1.65%	3.46%
2013	1.45%	14,185	18.353126	260,339	1.27%	25.40%
2012	1.45%	12,586	14.635334	184,200	1.58%	14.22%
2011	1.45%	12,654	12.813421	162,141	1.86%	-5.32%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2015	1.45%	14,072	13.734320	193,256	1.60%	-1.19%
2014	1.45%	16,936	13.899593	235,403	1.67%	2.38%
2013	1.45%	18,532	13.575947	251,576	1.24%	3.31%
2012	1.45%	49,133	13.140760	645,644	1.95%	3.65%
2011	1.45%	30,898	12.678390	391,736	2.42%	1.44%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015	1.45%	59,825	16.704540	999,366	1.24%	-1.78%
2014	1.45%	140,981	17.007247	2,397,698	1.69%	3.66%
2013	1.45%	151,653	16.407390	2,488,230	2.81%	14.94%
2012	1.45%	59,298	14.275165	846,503	2.05%	9.20%
2011	1.45%	46,626	13.072309	609,496	2.18%	-1.49%

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2015	1.45%	13,116	$17.908093	$234,882	1.45%	-2.17%
2014	1.45%	13,942	18.305176	255,211	1.29%	3.44%
2013	1.45%	24,716	17.697242	437,405	1.63%	20.60%
2012	1.45%	29,822	14.673907	437,620	1.32%	12.11%
2011	1.45%	32,528	13.089201	425,779	2.07%	-3.54%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2015	1.45%	27,797	15.488366	430,531	1.63%	-1.48%
2014	1.45%	30,527	15.721058	479,917	1.57%	3.22%
2013	1.45%	37,511	15.230521	571,312	1.84%	8.89%
2012	1.45%	33,969	13.986697	475,114	1.40%	6.47%
2011	1.45%	39,342	13.136785	516,827	2.31%	0.59%
NVIT Mid Cap Index Fund - Class I (MCIF)
2015	1.45%	100,202	25.720406	2,577,236	1.17%	-3.95%
2014	1.45%	76,872	26.777452	2,058,436	1.11%	7.83%
2013	1.45%	78,303	24.832156	1,944,408	1.08%	31.12%
2012	1.45%	89,498	18.938549	1,694,962	0.76%	15.77%
2011	1.45%	173,022	16.359358	2,830,513	0.79%	-3.95%
NVIT Money Market Fund - Class I (SAM)
2015	1.45%	298,031	11.770907	3,508,095	0.00%	-1.45%
2014	1.45%	270,731	11.944093	3,233,636	0.00%	-1.45%
2013	1.45%	288,132	12.119826	3,492,121	0.00%	-1.45%
2012	1.45%	391,172	12.298146	4,810,691	0.00%	-1.45%
2011	1.45%	343,369	12.479588	4,285,104	0.00%	-1.45%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2015	1.45%	28,605	9.510415	272,046	0.77%	-1.93%
2014	1.45%	18,413	9.698009	178,579	1.07%	-3.02%	4/25/2014
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2015	1.45%	46,681	8.431452	393,589	1.27%	-6.50%
2014	1.45%	38,416	9.017150	346,394	2.04%	-9.83%	4/25/2014
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2015	1.45%	18,468	23.122370	427,024	0.48%	1.93%
2014	1.45%	17,574	22.683532	398,640	0.47%	8.83%
2013	1.45%	21,165	20.842212	441,147	0.75%	32.79%
2012	1.45%	29,361	15.695866	460,847	0.52%	14.66%
2011	1.45%	32,386	13.688599	443,319	0.02%	-4.31%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2015	1.45%	10,715	15.568161	166,813	1.28%	-4.56%
2014	1.45%	10,831	16.311232	176,667	1.22%	8.92%
2013	1.45%	11,526	14.976034	172,599	1.38%	33.48%
2012	1.45%	13,544	11.220043	151,965	1.44%	16.10%
2011	1.45%	13,432	9.664277	129,811	1.04%	-7.19%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2015	1.45%	8,343	22.674443	189,173	0.00%	-1.63%
2014	1.45%	59,094	23.050739	1,362,137	0.00%	2.53%
2013	1.45%	64,633	22.482740	1,453,150	0.00%	36.93%
2012	1.45%	6,387	16.419000	104,868	0.00%	13.23%
2011	1.45%	3,719	14.500051	53,926	0.00%	-5.62%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2015	1.45%	6,916	24.702377	170,841	0.98%	-4.29%
2014	1.45%	13,420	25.810644	346,379	1.79%	15.32%
2013	1.45%	6,195	22.381111	138,651	1.28%	33.71%
2012	1.45%	4,866	16.738418	81,449	1.04%	14.65%
2011	1.45%	6,479	14.598954	94,586	0.78%	-3.73%

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2015	1.45%	30,271	$10.336038	$312,882	0.00%	-0.70%
2014	1.45%	27,440	10.409420	285,635	0.00%	1.32%
2013	1.45%	35,003	10.273743	359,612	0.00%	42.20%
2012	1.45%	30,235	7.224906	218,445	0.00%	11.79%
2011	1.45%	36,821	6.462969	237,973	0.00%	-2.09%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2015	1.45%	33,935	32.004060	1,086,057	0.58%	-7.39%
2014	1.45%	63,501	34.556148	2,194,351	0.52%	5.47%
2013	1.45%	66,754	32.763881	2,187,121	0.67%	38.37%
2012	1.45%	98,191	23.679176	2,325,082	0.80%	18.70%
2011	1.45%	118,865	19.949586	2,371,308	0.45%	-6.44%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2015	1.45%	31,641	45.290113	1,433,025	0.36%	-3.06%
2014	1.45%	37,726	46.720500	1,762,578	0.17%	-0.65%
2013	1.45%	41,179	47.024639	1,936,428	0.13%	38.86%
2012	1.45%	49,073	33.863621	1,661,789	0.15%	13.82%
2011	1.45%	52,530	29.750857	1,562,813	0.51%	-6.93%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2015	1.45%	148,771	16.779727	2,496,337	1.97%	-4.30%
2014	1.45%	129,602	17.533394	2,272,381	3.04%	2.38%
2013	1.45%	142,618	17.126245	2,442,510	3.14%	-2.56%
2012	1.45%	201,588	17.575852	3,543,099	3.76%	10.62%
2011	1.45%	92,347	15.888731	1,467,277	4.25%	4.02%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2015	1.45%	248,745	23.380322	5,815,739	0.60%	3.57%
2014	1.45%	299,637	22.574603	6,764,186	0.71%	7.22%
2013	1.45%	330,908	21.054033	6,966,948	0.78%	34.72%
2012	1.45%	370,210	15.627770	5,785,572	0.67%	16.96%
2011	1.45%	458,774	13.361565	6,129,938	0.65%	-3.65%
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2015	1.45%	28,871	16.558639	478,065	1.57%	-7.87%
2014	1.45%	30,791	17.973361	553,418	1.15%	7.35%
2013	1.45%	35,621	16.743255	596,395	0.00%	33.34%
2012	1.45%	31,448	12.556894	394,889	1.04%	16.45%
2011	1.45%	31,560	10.782740	340,304	1.10%	-3.96%
NVIT Real Estate Fund - Class I (NVRE1)
2015	1.45%	39,677	27.137989	1,076,754	3.31%	-6.73%
2014	1.45%	9,134	29.096088	265,763	3.84%	27.02%
2013	1.45%	5,743	22.907254	131,533	1.25%	1.55%
2012	1.45%	7,903	22.557386	178,271	1.37%	14.10%
2011	1.45%	5,061	19.769126	100,052	0.88%	4.96%
VP Balanced Fund - Class I (ACVB)
2015	1.45%	30,490	24.838433	757,323	1.72%	-3.99%
2014	1.45%	35,626	25.869706	921,634	1.54%	8.26%
2013	1.45%	39,417	23.895740	941,899	1.57%	15.72%
2012	1.45%	48,472	20.648807	1,000,889	2.06%	10.18%
2011	1.45%	52,403	18.741552	982,114	1.90%	3.81%
VP Capital Appreciation Fund - Class I (ACVCA)
2015	1.45%	18,286	28.009245	512,148	0.00%	0.45%
2014	1.45%	19,129	27.882906	533,372	0.00%	6.57%
2013	1.45%	18,578	26.163244	486,035	0.00%	29.02%
2012	1.45%	20,411	20.277751	413,889	0.00%	14.32%
2011	1.45%	24,118	17.738371	427,814	0.00%	-7.86%

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2015	1.45%	20,273	$17.706401	$358,962	2.07%	-6.99%
2014	1.45%	24,980	19.036938	475,543	2.01%	10.87%
2013	1.45%	34,050	17.170156	584,644	2.15%	33.85%
2012	1.45%	51,466	12.827625	660,173	2.21%	13.08%
2011	1.45%	40,992	11.344166	465,009	1.53%	1.62%
VP Inflation Protection Fund - Class II (ACVIP2)
2015	1.45%	32,954	12.938426	426,373	1.95%	-3.88%
2014	1.45%	34,134	13.461043	459,466	1.25%	1.80%
2013	1.45%	40,904	13.222784	540,865	1.61%	-9.81%
2012	1.45%	64,545	14.660477	946,261	2.41%	5.83%
2011	1.45%	59,148	13.853507	819,407	3.84%	10.13%
VP International Fund - Class I (ACVI)
2015	1.45%	21,154	22.738181	481,003	0.29%	-0.70%
2014	1.45%	14,539	22.899128	332,930	1.72%	-6.88%
2013	1.45%	17,023	24.590220	418,624	1.71%	20.64%
2012	1.45%	18,482	20.383738	376,752	0.90%	19.40%
2011	1.45%	25,910	17.071657	442,327	1.40%	-13.32%
VP Ultra(R) Fund - Class I (ACVU1)
2015	1.45%	3,032	18.342497	55,615	0.45%	4.73%
2014	1.45%	3,439	17.513971	60,230	0.37%	8.40%
2013	1.45%	3,442	16.156758	55,612	0.80%	35.09%
2012	1.45%	3,448	11.960194	41,227	0.00%	12.27%
2011	1.45%	3,304	10.653154	35,199	0.00%	-0.40%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2015	1.45%	7,017	23.515456	165,008	0.69%	-3.75%
2014	1.45%	6,785	24.430581	165,762	0.81%	3.60%
2013	1.45%	11,596	23.582274	273,437	1.15%	38.68%
2012	1.45%	9,597	17.005377	163,200	0.45%	14.06%
2011	1.45%	10,501	14.909191	156,562	0.57%	-0.89%
Appreciation Portfolio - Initial Shares (DCAP)
2015	1.45%	41,590	21.635195	899,807	1.69%	-3.88%
2014	1.45%	47,269	22.509167	1,063,986	1.77%	6.52%
2013	1.45%	67,300	21.130536	1,422,085	1.75%	19.35%
2012	1.45%	204,655	17.704966	3,623,428	3.39%	8.83%
2011	1.45%	139,939	16.269143	2,276,687	1.83%	7.43%
Growth and Income Portfolio - Initial Shares (DGI)
2015	1.45%	9,402	21.685848	203,890	0.86%	0.11%
2014	1.45%	10,049	21.661767	217,679	0.77%	8.48%
2013	1.45%	12,393	19.968653	247,471	0.91%	34.80%
2012	1.45%	12,970	14.813465	192,131	1.42%	16.36%
2011	1.45%	16,803	12.730996	213,906	1.22%	-4.20%
Quality Bond Fund II - Primary Shares (FQB)
2015	1.45%	35,646	15.143052	539,774	3.83%	-1.69%
2014	1.45%	43,864	15.403360	675,653	3.23%	2.29%
2013	1.45%	28,997	15.058797	436,659	4.73%	-0.43%
2012	1.45%	41,842	15.123839	632,811	3.76%	8.13%
2011	1.45%	43,519	13.987084	608,704	5.26%	0.79%
Equity-Income Portfolio - Initial Class (FEIP)
2015	1.45%	153,766	27.647872	4,251,276	3.05%	-5.36%
2014	1.45%	173,509	29.212836	5,068,690	2.58%	7.14%
2013	1.45%	204,428	27.265592	5,573,851	2.43%	26.29%
2012	1.45%	223,405	21.589589	4,823,200	2.95%	15.60%
2011	1.45%	281,392	18.675627	5,255,153	2.34%	-0.49%

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Portfolio - Initial Class (FHIP)
2015	1.45%	169,370	$17.699703	$2,997,799	5.99%	-5.02%
2014	1.45%	219,491	18.636102	4,090,476	6.22%	-0.31%
2013	1.45%	223,416	18.694341	4,176,596	5.90%	4.41%
2012	1.45%	246,805	17.904584	4,418,941	5.48%	12.57%
2011	1.45%	278,008	15.905537	4,421,867	6.35%	2.53%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2015	1.45%	98,069	24.581062	2,410,640	1.54%	-1.31%
2014	1.45%	106,718	24.907404	2,658,068	1.52%	4.30%
2013	1.45%	111,779	23.880924	2,669,386	1.66%	14.03%
2012	1.45%	104,592	20.942818	2,190,451	1.47%	10.85%
2011	1.45%	125,316	18.893418	2,367,647	1.87%	-3.97%
VIP Growth Portfolio - Initial Class (FGP)
2015	1.45%	89,455	31.505756	2,818,347	0.26%	5.62%
2014	1.45%	101,963	29.829143	3,041,468	0.18%	9.68%
2013	1.45%	111,826	27.195546	3,041,169	0.29%	34.36%
2012	1.45%	122,995	20.240775	2,489,534	0.58%	13.02%
2011	1.45%	137,302	17.908626	2,458,872	0.35%	-1.25%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2015	1.45%	149,862	13.823402	2,071,603	2.47%	-2.15%
2014	1.45%	157,964	14.126484	2,231,476	2.32%	4.22%
2013	1.45%	148,701	13.554408	2,015,568	1.85%	-3.31%
2012	1.45%	251,191	14.018752	3,521,385	2.27%	4.23%
2011	1.45%	269,057	13.449621	3,618,714	3.02%	5.66%
VIP Overseas Portfolio - Initial Class (FOP)
2015	1.45%	37,167	20.252495	752,745	1.51%	2.12%
2014	1.45%	25,337	19.831682	502,476	1.27%	-9.41%
2013	1.45%	28,203	21.891776	617,413	1.38%	28.55%
2012	1.45%	29,764	17.030210	506,887	1.95%	18.99%
2011	1.45%	32,338	14.312736	462,845	1.28%	-18.36%
VIP Value Strategies Portfolio - Service Class (FVSS)
2015	1.45%	11,486	21.145491	242,877	1.05%	-4.46%
2014	1.45%	11,589	22.132743	256,496	0.94%	5.15%
2013	1.45%	11,776	21.049671	247,880	0.80%	28.55%
2012	1.45%	15,591	16.374110	255,288	0.55%	25.25%
2011	1.45%	15,906	13.072699	207,947	0.45%	-10.17%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2015	1.45%	58,072	13.446129	780,844	1.37%	-1.27%
2014	1.45%	72,236	13.618947	983,791	1.03%	-0.85%
2013	1.45%	193,231	13.735541	2,654,132	2.48%	-0.84%
2012	1.45%	70,934	13.852204	982,593	2.54%	3.08%
2011	1.45%	103,907	13.437693	1,396,256	4.05%	-1.16%
Guardian Portfolio - I Class Shares (AMGP)
2015	1.45%	8,187	18.697050	153,073	0.71%	-6.35%
2014	1.45%	9,175	19.963961	183,169	0.37%	7.45%
2013	1.45%	20,865	18.580284	387,678	0.82%	36.80%
2012	1.45%	19,885	13.581719	270,073	0.28%	11.09%
2011	1.45%	22,480	12.226121	274,843	0.42%	-4.34%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2015	1.45%	24,296	9.580970	232,779	0.00%	-4.19%	11/4/2015
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2015	1.45%	28,552	26.581099	758,944	0.71%	-13.08%
2014	1.45%	34,240	30.582551	1,047,146	0.72%	8.26%
2013	1.45%	37,564	28.249282	1,061,156	1.13%	29.24%
2012	1.45%	43,638	21.858745	953,851	0.39%	14.90%
2011	1.45%	57,618	19.023388	1,096,090	0.00%	-12.64%

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2015	1.45%	2,536	$19.958901	$50,616	0.56%	-1.91%
2014	1.45%	2,697	20.346904	54,876	0.37%	8.78%
2013	1.45%	3,458	18.704398	64,680	0.72%	35.61%
2012	1.45%	2,721	13.792890	37,530	0.16%	9.37%
2011	1.45%	5,719	12.611608	72,126	0.26%	-4.48%
Capital Income Fund/VA - Non-Service Shares (OVMS)
2015	1.45%	29,347	20.588511	604,190	2.26%	-0.63%
2014	1.45%	30,597	20.719163	633,944	2.08%	6.63%
2013	1.45%	36,342	19.431085	706,145	2.36%	11.53%
2012	1.45%	41,052	17.422499	715,211	1.39%	10.71%
2011	1.45%	52,773	15.737387	830,509	2.33%	-0.74%
Core Bond Fund/VA - Non-Service Shares (OVB)
2015	1.45%	65,416	13.646938	892,714	4.04%	-0.50%
2014	1.45%	72,881	13.715921	999,631	5.12%	5.71%
2013	1.45%	79,610	12.975038	1,032,943	5.16%	-1.55%
2012	1.45%	93,883	13.179014	1,237,286	4.99%	8.69%
2011	1.45%	113,307	12.125469	1,373,900	6.18%	6.70%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2015	1.45%	52,523	48.224206	2,532,880	1.32%	2.44%
2014	1.45%	53,984	47.077020	2,541,453	1.35%	0.81%
2013	1.45%	28,388	46.699245	1,325,745	1.36%	25.46%
2012	1.45%	31,970	37.221896	1,189,984	2.07%	19.50%
2011	1.45%	54,810	31.147302	1,707,184	1.28%	-9.62%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2015	1.45%	12,657	14.975878	189,549	0.93%	1.83%
2014	1.45%	13,961	14.706742	205,307	0.75%	9.10%
2013	1.45%	12,732	13.480284	171,631	1.10%	29.86%
2012	1.45%	12,923	10.380342	134,146	1.00%	15.17%
2011	1.45%	20,600	9.012808	185,664	0.83%	-1.46%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2015	1.45%	25,881	8.880323	229,832	0.00%	5.06%
2014	1.45%	51,453	8.452592	434,903	0.00%	4.25%
2013	1.45%	63,142	8.107975	511,945	0.01%	34.01%
2012	1.45%	59,068	6.050120	357,363	0.00%	14.75%
2011	1.45%	37,382	5.272221	197,086	0.00%	-0.37%
Health Sciences Portfolio - II (TRHS2)
2015	1.45%	44,455	31.454740	1,398,289	0.00%	10.84%
2014	1.45%	14,907	28.378629	423,040	0.00%	29.32%
2013	1.45%	11,822	21.944157	259,423	0.00%	48.33%
2012	1.45%	12,018	14.793998	177,809	0.00%	29.10%
2011	1.45%	3,995	11.459676	45,781	0.00%	8.79%
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2015	1.45%	4,479	5.442068	24,370	0.03%	-34.59%
2014	1.45%	5,286	8.319944	43,979	0.00%	-20.52%
2013	1.45%	3,208	10.467627	33,580	0.38%	8.70%
2012	1.45%	3,261	9.630168	31,395	0.88%	-3.70%	5/1/2012
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2015	1.45%	8,948	15.158204	135,636	6.43%	-14.35%
2014	1.45%	9,047	17.697384	160,108	5.43%	0.70%
2013	1.45%	10,596	17.573895	186,213	3.07%	-10.49%
2012	1.45%	72,740	19.632573	1,428,073	0.28%	4.02%
2011	1.45%	7,411	18.874653	139,880	7.71%	6.58%

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2015	1.45%	51,348	$21.378761	$1,097,757	0.14%	-15.24%
2014	1.45%	10,665	25.222712	269,026	0.52%	-1.86%
2013	1.45%	11,276	25.700504	289,799	2.04%	10.40%
2012	1.45%	74,733	23.280267	1,739,804	0.00%	27.92%
2011	1.45%	5,697	18.198794	103,678	1.03%	-26.81%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2015	1.45%	19,219	17.010380	326,905	0.03%	-34.41%
2014	1.45%	20,788	25.935788	539,127	0.09%	-20.28%
2013	1.45%	23,198	32.532711	754,694	0.70%	8.93%
2012	1.45%	25,273	29.865368	754,787	0.74%	1.88%
2011	1.45%	14,220	29.313302	416,835	1.20%	-17.66%
Advantage VT Discovery Fund (SVDF)
2015	1.45%	6,429	39.252069	252,352	0.00%	-2.89%
2014	1.45%	6,768	40.420994	273,570	0.00%	-1.10%
2013	1.45%	10,114	40.870802	413,367	0.01%	41.72%
2012	1.45%	10,521	28.839712	303,451	0.00%	16.02%
2011	1.45%	19,402	24.856593	482,268	0.00%	-1.03%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2015	1.45%	39,925	43.277470	1,727,853	0.13%	-4.49%
2014	1.45%	43,176	45.311902	1,956,432	0.06%	8.82%
2013	1.45%	47,154	41.638318	1,963,414	0.20%	28.78%
2012	1.45%	49,865	32.331833	1,612,227	0.10%	13.84%
2011	1.45%	66,885	28.400420	1,899,563	0.14%	-6.89%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	1.45%	55,021	28.742194	1,581,424	1.38%	25.49%
2012	1.45%	58,164	22.903668	1,332,169	2.10%	19.46%
2011	1.45%	65,302	19.171909	1,251,945	1.28%	-9.60%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	1.45%	2,820	13.496933	38,048	0.00%	-10.13%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	1.45%	18,558	19.447118	360,919	0.51%	-33.32%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	1.45%	55,821	24.685978	1,377,996	2.47%	-0.71%
2012	1.45%	12,692	24.862318	315,552	0.15%	15.53%
2011	1.45%	69,714	21.519831	1,500,234	0.79%	-23.52%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	1.45%	63,223	21.913445	1,385,456	0.66%	16.11%
2012	1.45%	46,117	18.873735	870,400	0.57%	13.90%
2011	1.45%	86,255	16.570732	1,429,309	1.39%	-11.07%
VIP Overseas Portfolio - Initial Class R (obsolete) (FOPR)
2014	1.45%	11,375	16.799344	191,092	1.01%	-9.43%
2013	1.45%	17,224	18.548411	319,477	1.25%	28.56%
2012	1.45%	24,648	14.427791	355,616	1.81%	18.96%
2011	1.45%	34,115	12.128352	413,759	0.89%	-18.35%
VIP Trust - Global Bond Fund - Class R1 (obsolete) (VWBFR)
2011	1.45%	107,235	14.433281	1,547,738	1.46%	6.58%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	1.45%	7,496	20.409322	152,988	1.26%	-26.83%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	1.45%	28,548	28.347697	809,242	1.33%	-17.61%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	1.45%	1,276	18.412992	23,495	0.24%	19.58%
2012	1.45%	15,586	15.397692	239,989	1.19%	14.10%
2011	1.45%	12,718	13.495266	171,633	3.70%	-10.68%

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	1.45%	10,421	$17.895051	$186,484	2.14%	19.66%
2012	1.45%	12,627	14.954677	188,833	0.37%	15.53%
2011	1.45%	14,001	12.944228	181,232	1.67%	-17.33%
VP International Fund - Class III (obsolete) (ACVI3)
2014	1.45%	13,318	16.628543	221,459	1.72%	-6.88%
2013	1.45%	14,978	17.856562	267,456	1.66%	20.64%
2012	1.45%	15,305	14.801966	226,544	0.87%	19.40%
2011	1.45%	17,522	12.396842	217,217	1.39%	-13.32%
Growth Portfolio - I Class Shares (obsolete) (AMTG)
2014	1.45%	9,062	28.393748	257,305	0.00%	5.34%
2013	1.45%	12,818	26.954017	345,497	0.00%	29.94%
2012	1.45%	15,391	20.743389	319,261	0.00%	10.96%
2011	1.45%	18,185	18.693750	339,946	0.00%	-1.66%

2015	Reserves for annuity contracts in payout phase:				76,797
2015	Contract owners equity:				$72,351,927
2014	Reserves for annuity contracts in payout phase:				94,048
2014	Contract owners equity:				$82,755,880
2013	Reserves for annuity contracts in payout phase:				98,828
2013	Contract owners equity:				$85,943,119
2012	Reserves for annuity contracts in payout phase:				86,275
2012	Contract owners equity:				$81,964,798
2011	Reserves for annuity contracts in payout phase:				9,336
2011	Contract owners equity:				$83,522,344
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.